other income (Tables)	12 Months Ended
Dec. 31, 2021
other income
Schedule of other income

Years ended December 31 (millions)	Note	2021	2020
Government assistance		$8	$13
Other sublet revenue	19	4	4
Investment income (loss), gain (loss) [1] on disposal of assets and other		404	(12)
Interest income	21(b)	4	4
Changes in business combination-related provisions		—	113
		$420	$122

1

During the year ended December 31, 2021, we disposed of our financial solutions business, which was a part of our TELUS technology solutions segment, and realized a gain on disposition of $410 before income taxes.